UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN PARTNERS' CAPITAL/OWNERS' EQUITY (Parenthetical) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2014		Jun. 30, 2013
Partners' Capital Account, Distributions	$ 68,005	[1]	$ 58,083	[1]
Incentive Distribution Rights [Member]
Partners' Capital Account, Distributions	$ 2,300		$ 1,800

[1]	This includes cash distributions to Incentive Distribution Rights ("IDRs") holders for the six months ended June 30, 2014 and 2013 of $2.3 million and $1.8 million, respectively.